NOTE 19. AMOUNT DUE TO HOLDING COMPANY (Tables)	12 Months Ended
Dec. 31, 2021
Note 19. Amount Due To Holding Company
AMOUNT DUE TO HOLDING COMPANY

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$
Current portion	-	532,718
	-	532,718